Prepaid Expenses and Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage costs	$ 431	$ 252
Inventory	1,166	0
Other	66	342
Total prepaid expenses and other current assets	$ 1,663	$ 594